Note 2 - Other Comprehensive Income (Loss) (Details) - Components of Other Comprehensive Income (Loss) and Related Tax Effects (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Components of Other Comprehensive Income (Loss) and Related Tax Effects [Abstract]
Gross unrealized losses arising during the period	$ (1,272)	$ (520)		$ (70)
Gross unrealized losses arising during the period	(647)	0		0
Gross unrealized losses arising during the period	(625)	(520)		(70)
Less reclassification of net gains included in net income	0	0		0
Less reclassification of net gains included in net income	0	0		0
Less reclassification of net gains included in net income	0	0		0
Net unrealized losses arising during the period	(1,272)	(520)		(70)
Net unrealized losses arising during the period	(647)	0		0
Net unrealized losses arising during the period	(625)	(520)		(70)
Other comprehensive loss	(1,272)	(520)		(70)
Other comprehensive loss	(647)	0		0
Other comprehensive loss	$ (625)	$ (520)	$ (70)	$ (70)